SCHEDULE OF BREAKOUT OF REVENUE COMPONENTS BY SUBCATEGORY (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Total revenues	$ 3,083,884	$ 2,792,808	$ 6,932,482	$ 4,668,316	$ 12,214,556	$ 21,862,728
Software App and Cirrcus Charter [Member]
Product Information [Line Items]
Total revenues	1,610,899	1,558,697	3,981,990	2,552,950	7,125,230	2,004,807
Jet Card and Fractional Programs [Member]
Product Information [Line Items]
Total revenues	558,560	811,140	1,235,880	1,358,685	2,847,533	2,257,736
Management and Other Services [Member]
Product Information [Line Items]
Total revenues	$ 914,425	$ 422,971	$ 1,714,612	$ 756,681	2,241,793	400,185
Fractional And Whole Aircraft Sales [Member]
Product Information [Line Items]
Total revenues						$ 17,200,000